Note 11 - Deposits (Details) - Certificate Maturities - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Remaining term to maturity
Remaining maturity amount	$ 98,845	$ 97,654
Remaining maturity weighted average rate	0.53%	0.61%
One to Six Months [Member]
Remaining term to maturity
Remaining maturity amount	$ 36,040	$ 32,925
Remaining maturity weighted average rate	0.44%	0.52%
Seven to Twelve Months [Member]
Remaining term to maturity
Remaining maturity amount	$ 26,019	$ 26,764
Remaining maturity weighted average rate	0.37%	0.49%
Thirteen to Thirty Six Months [Member]
Remaining term to maturity
Remaining maturity amount	$ 28,706	$ 29,929
Remaining maturity weighted average rate	0.65%	0.68%
Over Thirty Six Months [Member]
Remaining term to maturity
Remaining maturity amount	$ 8,080	$ 8,036
Remaining maturity weighted average rate	1.05%	1.03%